SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

25. SHARE-BASED COMPENSATION

On December 19, 2017, the Company adopted the 2017 Share Incentive Plan (“the 2017 Plan”), which allows the compensation committee to grant options and restricted share units (“RSU”) of the Company to its directors, employees, and etc. (collectively, the “Grantees”) to acquire ordinary shares of the Company at an exercise price as determined by the Compensation Committee at the time of grant. The 2017 Plan was amended and restated in its entirety in March 2019 and referred to as the 2019 Plan. The awards granted and outstanding under the 2017 Plan survive the termination of the 2017 Plan and remain effective and binding under the 2019 Plan. According to the 2019 Plan, 227,401,861 ordinary shares were authorized and reserved for the issuance.

Since adoption of the 2017 Plan, the Company granted options and RSUs to employees. All options and RSUs granted have a contractual term of six years from the grant date, and the vest over a period of four years of continuous service, half (1/2) of which vest upon the second anniversary of the stated vesting commencement date, and one-fourth (1/4) of the remaining will vest upon the third and fourth anniversaries of the stated vesting commencement date. Under the option plan, options are exercisable subject to the grantee’s continuous service.

The Company accounted for the share-based compensation costs on a straight-line bases over the requisite service period for the award based on the fair value on their respectively grant date.

On December 19, 2017, June 30, 2018, November 28, 2018, and January 31, 2019 the Company granted 73,225,200, 12,021,500, 5,540,000 and 4,968,000 stock options to its directors and employees, respectively. In addition, on December 19, 2017, November 28, 2018 and January 31, 2019, the Company granted 5,000,000, 19,800,000 and 14,925,000 RSUs to its directors and employees, respectively. On May 3, 2019, the Company granted 720,000 stock options to its two independent directors. In addition, on May 3, 2019, the Company was authorized by its Board of Directors to grant stock options and RSUs to non-employees under the 2019 Plan, and granted total 10,409,050 stock options and 3,332,040 RSUs to non-employees by batches during the year ended December 31, 2019.

On January 1, 2020, the Company granted 356,210 and 49,964,000 RSUs to its two external consultants and employees, respectively. In addition, on July 1, 2020, the Company granted 13,890,000 RSUs to its directors and employees.

On January 1, 2021 and February 1, 2021, the Company granted 29,170,000 and 26,818,000 RSUs to its employees, respectively. Meanwhile, the Company modified the exercise price and vesting schedules of certain stock options on February 1, 2021.

On January 1, 2022 and August 1, 2022, the Company granted 8,690,000 and 1,160,000 RSUs to its employees, respectively.

On February 1, 2023 and July 1, 2023, the Company granted 400,000 and 7,500,000 RSUs to its employees, respectively.

On July 1, 2024, the Company granted 4,000,000 RSUs to its employees.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

25. SHARE-BASED COMPENSATION (CONTINUED)

(a) Options

The following table sets forth the stock options activity for the years ended December 31, 2023, 2024 and 2025:

	Number of shares	Weighted- average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$		000’US$

Outstanding as of December 31, 2023	14,355,570	0.61	0.27	-

Granted	-	-
Forfeited	-	-
Exercised	-	-
Expired	(3,265,030)	0.37

Outstanding as of December 31, 2024	11,090,540	0.68	0.02	-

Granted	-
Forfeited	-
Exercised	-
Expired	(11,090,540)	0.68

Outstanding as of December 31, 2025	-	-	-	-
Vested and expected to vest as of December 31, 2025	-
Exercisable as of December 31, 2025	-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date (December 31, 2024: US$ 0.004, December 31, 2025: US$ 0.003).

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

25. SHARE-BASED COMPENSATION (CONTINUED)

(a) Options (continued)

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

Share-based compensation expense is recorded on a straight-line basis over the requisite service period, which is generally four years from the date of grant. The Company recognized share-based compensation benefits of RMB 5,628, nil and nil for share options granted under the 2017 Plan and the 2019 Plan in the Consolidated Statements of Comprehensive Loss for the years ended 2023, 2024 and 2025, respectively.

As of December 31, 2024 and 2025, there was no unrecognized compensation expense related to unvested share options.

(b) Restricted share units

A summary of activities of the service-based RSUs for the years ended December 31, 2023, 2024 and 2025 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$

Unvested at December 31, 2023	19,624,750	0.26

Granted	4,000,000	0.01
Vested	(3,837,500)
Forfeited	(2,378,850)

Unvested at December 31, 2024	17,408,400	0.27

Forfeited	(85,000)
Expired	(11,813,400)

Unvested at December 31, 2025	5,510,000	0.02

The fair value of each restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

As of December 31, 2024 and 2025, 3,837,500 RSUs and nil were vested.

For the years ended December 31, 2023, 2024 and 2025, total share-based compensation expenses recognized by the Group for the RSUs granted were RMB 4,743, RMB 2,430 and RMB 279, respectively.

As of December 31, 2024 and 2025, there were RMB 553 and RMB 203 in total unrecognized compensation expense, related to unvested RSUs, which is expected to be recognized over a weighted average period of 1.65 and 1.50 years, respectively.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)